United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Real Return Bond Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Shares			Value
		MUTUAL FUNDS – 99.9%[1]
5,454,365		Federated Inflation-Protected Securities Core Fund	60,107,100
6,481,420	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	6,481,420
322,477		High Yield Bond Portfolio	2,047,726
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $66,413,261)[3]	68,636,246
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	42,298
		TOTAL NET ASSETS — 100%	$68,678,544

At December 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Bank of America Securities LLC
Reference Entity	Series 17 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2016
Implied Credit Spread at 12/31/2011[5]	0.94%
Notional Amount	$8,000,000
Market Value	$(73,097)
Upfront Premiums Received	$96,890
Unrealized Appreciation	$23,793

The average notional amount of credit default swap contracts held by the Fund throughout the period was $7,600,000. This is based on amounts held as of each month-end throughout the fiscal period.

Net Unrealized Appreciation/Depreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holdings.
2	7-Day net yield.
3	At December 31, 2011, the cost of investments for federal tax purposes was $66,413,261. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $2,222,985. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,222,985.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

1

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1  — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Funds	$68,636,246	$ —	$ —	$68,636,246
OTHER FINANCIAL INSTRUMENTS**	$ —	$(73,097)	$ —	$(73,097)
*	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include swap contracts.
2

Federated Floating Rate Strategic Income Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 5.9%
		Federal Home Loan Mortgage Corporation ARM – 4.2%
$494,054		FHLMC ARM 781523, 2.479%, 5/01/2034	516,695
713,331		FHLMC ARM 848194, 2.614%, 8/01/2035	758,063
529,873		FHLMC ARM 1H2662, 2.963%, 5/01/2036	555,784
		TOTAL	1,830,542
		Federal National Mortgage Association ARM – 1.7%
235,082		FNMA ARM 745059, 2.232%, 9/01/2035	248,994
307,538		FNMA ARM 881959, 2.335%, 2/01/2036	326,546
177,565		FNMA ARM 810320, 2.519%, 4/01/2034	186,532
		TOTAL	762,072
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,581,102)	2,592,614
		Corporate Bonds – 7.9%
		Automotive – 0.9%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	149,250
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	241,875
		TOTAL	391,125
		Consumer Products – 0.6%
250,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	248,750
		Food & Beverage – 1.0%
250,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	258,750
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.929%, 2/1/2015	97,000
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	105,750
		TOTAL	461,500
		Gaming – 1.0%
400,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	406,000
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	51,500
		TOTAL	457,500
		Health Care – 1.8%
400,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	363,000
400,000		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	415,000
		TOTAL	778,000
		Industrial - Other – 0.4%
200,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	187,500
		Media - Non-Cable – 0.8%
150,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	157,969
200,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	196,250
		TOTAL	354,219
		Paper – 0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	50,250
		Restaurants – 0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014	94,000
		Retailers – 0.6%
200,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	203,000
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	44,000
		TOTAL	247,000
1

Principal Amount or Shares			Value
		Technology – 0.5%
$213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	219,390
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,566,729)	3,489,234
		Floating Rate Loan – 1.1%
498,482		Ashland, Inc., Term Loan — 1st Lien, 3.75%, 8/23/2018 (IDENTIFIED COST $497,236)	500,932
		MUTUAL FUNDS – 84.0%[3]
3,081,544		Federated Bank Loan Core Fund	30,507,286
471,211	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	471,211
616,282		Federated Project and Trade Finance Core Fund	6,058,044
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,777,571)	37,036,541
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $44,422,638)[5]	43,619,321
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	467,666
		TOTAL NET ASSETS — 100%	$44,086,987
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $1,289,875, which represented 2.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $1,289,875, which represented 2.9% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	At December 31, 2011, the cost of investments for federal tax purposes was $44,429,804. The net unrealized depreciation of investments for federal tax purposes was $810,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,199 and net unrealized depreciation from investments for those securities having an excess of cost over value of $837,682.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

2

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$2,592,614	$ —	$2,592,614
Corporate Bonds	—	3,489,234	—	3,489,234
Floating Rate Loan	—	500,932	—	500,932
Mutual Funds	30,978,497	6,058,044	—	37,036,541
TOTAL SECURITIES	$30,978,497	$12,640,824	$ —	$43,619,321
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association

3

Federated Fund for U.S. Government Securities

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 84.4%
		Federal Home Loan Mortgage Corporation – 45.6%
$19,484,927		3.500%, 10/1/2025 - 11/1/2025	20,330,055
53,416,484	[1]	4.000%, 8/1/2025 - 1/1/2042	56,033,582
98,341,522		4.500%, 2/1/2024 - 9/1/2041	104,203,023
47,130,722		5.000%, 7/1/2020 - 10/1/2039	50,680,575
52,071,463		5.500%, 3/1/2021 - 10/1/2037	56,538,533
218,369		6.000%, 10/1/2017 - 2/1/2032	242,331
3,547,923		6.500%, 10/1/2037 - 10/1/2038	3,926,138
552,616		7.000%, 12/1/2031	632,254
986,595		7.500%, 9/1/2013 - 8/1/2031	1,146,468
		TOTAL	293,732,959
		Federal National Mortgage Association – 35.4%
40,836,285	[1]	4.000%, 12/1/2031 - 1/1/2042	42,948,482
32,151,639		4.500%, 12/1/2019 - 6/1/2041	34,198,073
53,385,695		5.000%, 1/1/2024 - 1/1/2040	57,717,190
26,331,968		5.500%, 12/1/2013 - 9/1/2037	28,672,648
45,713,146		6.000%, 10/1/2028 - 4/1/2038	50,732,775
10,640,139		6.500%, 6/1/2029 - 8/1/2037	11,866,512
1,145,954		7.000%, 8/1/2028 - 1/1/2032	1,311,461
155,966		7.500%, 1/1/2030 - 10/1/2031	183,493
2,426		11.750%, 10/1/2015	2,751
611		12.750%, 8/1/2014	649
358		13.000%, 8/1/2015	412
378		15.000%, 10/1/2012	383
		TOTAL	227,634,829
		Government National Mortgage Association – 3.4%
12,659,516		5.000%, 11/20/2038 - 9/20/2039	14,002,391
3,111,122		5.500%, 12/20/2038	3,469,657
2,374,399		6.000%, 9/20/2038	2,667,492
1,078,980		7.500%, 12/15/2023 - 7/15/2030	1,249,446
97,380		8.250%, 10/15/2030	115,984
70,608		8.375%, 8/15/2030	82,167
224		11.250%, 9/20/2015	252
		TOTAL	21,587,389
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $509,544,690)	542,955,177
		Collateralized Mortgage Obligations – 10.1%
		Federal Home Loan Mortgage Corporation – 3.9%
2,697,715	[2]	0.588%, 6/15/2036, REMIC 3175 FE	2,689,594
5,626,826	[2]	0.608%, 5/15/2036, REMIC 3160 FD	5,613,869
3,830,247	[2]	0.658%, 7/15/2036, REMIC 3179 FP	3,827,786
1,282,338	[2]	0.678%, 8/15/2036, REMIC 3206 FE	1,282,884
8,280,000		2.412%, 8/25/2018, REMIC K704 A2	8,399,673
2,600,000		4.084%, 11/25/2020, REMIC K011 A2	2,865,859
		TOTAL	24,679,665
		Federal National Mortgage Association – 1.6%
914,722	[2]	0.544%, 10/25/2031, REMIC 2005-63 FC	909,385

Principal Amount			Value
$3,970,643	[2]	0.594%, 7/25/2036, REMIC 2006-58 FP	3,960,245
1,884,471	[2]	0.644%, 9/25/2036, REMIC 2006-81 FB	1,882,453
1,756,697	[2]	0.674%, 10/25/2036, REMIC 2006-93 FM	1,754,985
1,983,849	[2]	0.694%, 6/25/2036, REMIC 2006-43 FL	1,985,057
		TOTAL	10,492,125
		Non-Agency Mortgage – 4.6%
4,122,953		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,658,675
1,509,498		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,224,376
2,230,212		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,078,981
4,800,866		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.485%, 5/19/2047	2,320,289
3,660,118		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,233,932
176	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	119
398,230	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	324,916
5,378,849	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	125,327
1,204,640		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,201,797
3,729,160		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,726,746
5,781,180		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	5,856,335
2,845,091	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	389,493
4,546,921		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,855,463
2,799,605	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.278%, 1/25/2046	1,613,654
		TOTAL	29,610,103
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $70,413,902)	64,781,893
		Commercial Mortgage-Backed Securities – 7.3%
		Commercial Mortgage – 7.3%
6,200,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,413,896
5,100,701	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,339,992
5,853,966	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,074,592
5,328,286	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,571,113
5,234,314	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,299,005
7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	7,867,140
7,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,297,807
3,308,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	3,358,757
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $46,372,998)	47,222,302
		Repurchase Agreements – 5.5%
33,650,000	[2]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/03/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	33,650,000
1,867,000	[6]	Interest in $158,580,000 joint repurchase agreement 0.06%, dated 12/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $158,588,193 on 1/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $162,724,728.	1,867,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	35,517,000
		TOTAL INVESTMENTS — 107.3% (IDENTIFIED COST $661,848,590)[7]	690,476,372
		OTHER ASSETS AND LIABILITIES - NET — (7.3)%[8]	(47,084,606)
		TOTAL NET ASSETS — 100%	$643,391,766

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $36,836,260, which represented 5.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $35,996,405, which represented 5.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$164	$119
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$332,318	$324,916
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$166,158	$125,327
Structured Assets Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$729,952	$389,493
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2011, the cost of investments for federal tax purposes was $661,848,590. The net unrealized appreciation of investments for federal tax purposes was $28,627,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,415,146 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,787,364.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$542,955,177	$ —	$542,955,177
Collateralized Mortgage Obligations	—	63,942,038	839,855	64,781,893
Commercial Mortgage-Backed Securities	—	47,222,302	—	47,222,302
Repurchase Agreements	—	35,517,000	—	35,517,000
TOTAL SECURITIES	$ —	$689,636,517	$839,855	$690,476,372

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Collateralized Mortgage Obligations
Balance as of April 1, 2011	$918,661
Realized gain (loss)	12,197
Change in unrealized appreciation (depreciation)	74,314
Purchases	75,542
(Sales)	(240,859)
Balance as of December 31, 2011	$839,855
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2011	$74,314

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012